497(e)
                                                                      333-130988

AXA Equitable Life Insurance Company

SUPPLEMENT DATED JULY 17, 2009 TO THE CURRENT STATEMENT OF ADDITIONAL INFORMATION FOR:

o EQUI-VEST(R) STRATEGIES 901

--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced Statement of Additional Information ("SAI"), as previously supplemented. You should read this Supplement in conjunction with the SAI and retain it for future reference. Unless otherwise indicated, all other information in the SAI remains unchanged. The terms and section headings we use in this Supplement are consistent with those used in the Prospectus and SAI for the EQUI-VEST(R) Strategies 901 variable annuity. We will send you another copy of the prospectus or any supplement without charge upon request. Please contact the customer service group referenced in the prospectus.

The purpose of this Supplement is to add condensed financial information referenced in your Prospectus. The tables below show the unit values and numbers of units outstanding as of December 31, 2008 for contracts offered under Separate Account A with the same daily asset charge of 0.70%.

                               ----------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                    FOR THE YEARS ENDED DECEMBER 31,
                                        -----------------------------------------------------------------------------------------
                                             2002         2003         2004         2005         2006         2007         2008
------------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                    --     $ 109.32     $ 121.36     $ 130.23     $ 152.46     $ 160.73    $  97.05
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --           --           --           --           --           --           2
------------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                    --     $ 102.32     $ 107.72     $ 109.58     $ 115.75     $ 121.61    $ 107.45
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --           --           --           --           --           --          --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative--Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                    --     $ 104.31     $ 111.61     $ 114.43     $ 123.58     $ 129.44    $ 103.57
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --           --           --           --           --           --           1
------------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                    --           --           --     $ 152.68     $ 167.68     $ 177.39    $ 133.37
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --           --           --           --           --           --           3
------------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate--Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                    --     $ 108.13     $ 119.93     $ 127.03     $ 144.44     $ 152.59    $ 103.37
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --           --           --            1            1            1           2
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                    --           --           --     $ 144.65     $ 159.38     $ 164.19    $  91.86
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --           --           --           --           --           --          13
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                    --           --           --     $ 140.44     $ 144.18     $ 153.38    $ 158.17
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --           --           --           --           --           --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                    --           --           --     $ 136.25     $ 167.52     $ 186.32    $  91.40
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --           --           --           --           --           --           5
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                    --           --           --     $ 141.82     $ 153.88     $ 178.75    $  98.47
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --           --           --           --           --           --           2
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock Basic Value Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 112.46     $ 145.51     $ 160.86     $ 164.45     $ 197.45     $ 198.37    $ 124.97
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --           --           --           --           --           --           1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock International Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $  77.18     $  98.13     $ 118.54     $ 130.47     $ 162.83     $ 178.16    $ 100.84
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --           --           --            2            6           10          15
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------------------------------------

                                                                   x02757

------------------------------------------------------------------------------------------------------------------------------------
                                                                   FOR THE YEARS ENDED DECEMBER 31,
                                        ---------------------------------------------------------------------------------------
                                             2002        2003        2004         2005         2006         2007         2008
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   --          --     $ 107.13     $ 112.92     $ 130.03     $ 133.89    $  90.01
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          --           --           --           --           --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 64.32    $  81.73     $  84.06     $  90.77     $  94.85     $ 105.61    $  57.45
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          --           --           --            1            1           1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 55.04    $  67.75     $  71.00     $  74.10     $  79.03     $  82.77    $  48.98
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          --           --           --           --           --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 81.93    $ 106.98     $ 117.81     $ 124.08     $ 138.06     $ 139.36    $  83.50
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --           1           --           --            1            1           1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood--Scholl High Yield Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   --          --           --     $ 104.42     $ 111.95     $ 114.28    $  91.81
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          --           --           --           --           --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   --          --           --           --           --     $  97.33    $  58.75
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          --           --           --           --           --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   --          --           --     $ 138.41     $ 158.58     $ 165.68    $ 103.38
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          --           --           --           --           --           8
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   --          --           --     $  97.65     $ 100.28     $ 108.84    $ 115.09
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          --           --           --           --           --           2
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 58.23    $  79.92     $  84.94     $  87.69     $  92.19     $ 101.91    $  73.26
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          --           --           --           --           --           1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   --          --           --           --     $ 104.50     $ 105.90    $  71.71
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          --           --           --           --            5           4
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   --          --           --           --     $ 108.44     $  98.38    $  65.06
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          --           --           --           --           --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Templeton Founding Strategy
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   --          --           --           --           --     $  95.55    $  59.88
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          --           --           --           --           --           1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   --          --           --     $ 105.50     $ 117.55     $ 120.71    $ 103.30
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          --           --           --           --           --           1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   --          --     $ 113.39     $ 117.46     $ 138.61     $ 150.43    $ 103.58
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          --           --           --           --            2           2
------------------------------------------------------------------------------------------------------------------------------------
 EQ/International Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 69.13    $  91.05     $ 102.71     $ 119.46     $ 141.46     $ 161.85    $  88.62
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          --           --           --           --           --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   --          --           --     $ 115.49     $ 144.09     $ 166.26    $  98.60
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          --           --           --           --           --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $107.78    $ 110.63     $ 114.36     $ 116.07     $ 119.94     $ 122.80    $ 111.04
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          --           --            1            2            3           4
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                   FOR THE YEARS ENDED DECEMBER 31,
                                        ---------------------------------------------------------------------------------------
                                             2002        2003        2004         2005         2006         2007         2008
------------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 78.73    $  99.14     $ 109.16     $ 112.65     $ 134.65     $ 132.08    $  78.99
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          --           --           --           --           --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 67.58    $  81.90     $  90.60     $  96.43     $ 108.15     $ 111.57    $  69.35
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          --           --           --           --           --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Growth Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 48.79    $  59.68     $  64.24     $  73.31     $  72.40     $  81.95    $  51.86
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          --           --           --           --           --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Growth PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 64.15    $  82.37     $  92.12     $  99.73     $ 106.74     $ 122.55    $  75.16
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --           4           --            4            4            3           2
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Value Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   --          --           --     $ 106.57     $ 113.05     $ 105.61    $  45.40
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          --           --           --           --           --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 82.19    $ 105.07     $ 118.36     $ 123.92     $ 149.38     $ 141.58    $  80.21
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --           1            1            5            9           13           4
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   --          --           --     $ 100.42     $ 101.54     $ 108.28    $ 112.90
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          --           --           --           --           --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   --          --           --     $ 106.44     $ 123.89     $ 127.29    $  80.18
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          --           --           --           --           --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   --          --           --     $ 106.07     $ 118.70     $ 130.45    $  89.41
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          --           --           --           --           --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   --          --           --     $ 111.96     $ 125.00     $ 124.84    $  75.67
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          --           --           --           --           --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 93.15    $ 121.29     $ 133.10     $ 146.32     $ 158.85     $ 179.88    $ 106.65
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          --           --           --           --            3           5
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Mid Cap Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 69.75    $  99.46     $ 114.60     $ 121.04     $ 134.05     $ 143.79    $  72.41
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          --            1            2            5            9          12
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Mid Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 76.93    $ 101.80     $ 119.13     $ 131.69     $ 147.09     $ 143.72    $  86.25
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          --           --           --            1            1           1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $110.53    $ 110.38     $ 110.46     $ 112.56     $ 116.79     $ 134.00    $ 136.21
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          --           --           --           --            1          12
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   --          --     $ 104.81     $ 109.70     $ 117.59     $ 141.07    $  94.01
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          --           --           --           --           --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   --          --           --           --     $ 107.32     $ 108.32    $  66.58
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          --           --           --           --            2           1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   --          --           --           --     $ 111.10     $ 116.68    $  68.66
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          --           --           --           --           --          --
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                   FOR THE YEARS ENDED DECEMBER 31,
                                        --------------------------------------------------------------------------------------
                                             2002        2003         2004         2005        2006         2007        2008
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   --           --           --          --           --    $  95.57    $  58.07
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --           --           --          --           --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   --           --           --          --     $ 111.21    $ 108.48    $  66.51
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --           --           --          --           --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   --           --           --    $  99.78     $ 105.91    $ 110.10    $ 104.91
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --           --           --          --           --          --           1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Quality Bond PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   --           --           --    $ 147.47     $ 152.43    $ 158.62    $ 147.55
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --           --           --          --           --          --           1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   --           --           --    $ 100.23     $ 103.47    $ 108.20    $ 105.29
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --           --           --          --           --           1          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 82.10     $ 118.92     $ 138.95    $ 143.86     $ 168.15    $ 163.91    $ 107.21
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --           --           --           2            4           7          10
------------------------------------------------------------------------------------------------------------------------------------
 EQ/T.Rowe Price Growth Stock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   --           --     $ 111.38    $ 115.01     $ 109.62    $ 116.72    $  66.99
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --           --           --          --           --           5           7
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   --           --           --          --     $ 107.79    $ 109.27    $  64.21
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --           --           --          --           --           1           1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   --           --     $ 109.39    $ 118.41     $ 134.22    $ 134.84    $  80.29
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --           --           --          --           --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   --           --           --    $ 104.74     $ 120.55    $ 116.70    $  73.07
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --           --           --          --           --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 88.09     $ 136.39     $ 167.50    $ 220.86     $ 300.59    $ 423.88    $ 179.52
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --            3           --          --            7           6           7
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   --           --           --    $ 124.27     $ 134.83    $ 163.89    $  85.72
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --           --           --          --           --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Real Estate
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   --           --           --          --           --    $  83.14    $  50.44
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --           --           --          --           --           2           5
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Aggressive Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   --           --           --    $  83.12     $  86.97    $  96.44    $  51.19
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --           --           --          --           --          --          11
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Core Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $107.42     $ 110.66     $ 114.16    $ 115.34     $ 118.85    $ 125.41    $ 111.82
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --           --           --          --           --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Health Care
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 79.50     $ 101.15     $ 112.62    $ 119.62     $ 124.88    $ 135.12    $  89.31
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --           --           --          --           --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager High Yield
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   --           --           --    $ 109.88     $ 120.25    $ 123.46    $  94.01
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --           --           --          --           --          --           1
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                    FOR THE YEARS ENDED DECEMBER 31,
                                        ----------------------------------------------------------------------------------------
                                             2002        2003         2004         2005         2006         2007         2008
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager International Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 78.58     $ 104.82     $ 122.72     $ 140.68     $ 175.06     $ 195.44    $  85.70
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --           --           --           --            1            1          --
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Core Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 76.92     $  97.88     $ 106.59     $ 112.97     $ 127.42     $ 132.85    $  76.42
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --           --           --            1           --           --          --
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 68.31     $  88.60     $  93.85     $ 100.17     $  99.58     $ 110.00    $  59.66
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --           --           --           --           --           --          --
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 79.60     $ 103.61     $ 117.73     $ 125.20     $ 148.35     $ 152.67    $  81.61
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --           --           --           --           --           --          --
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 62.40     $  86.89     $  96.41     $ 103.76     $ 112.94     $ 125.50    $  70.31
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --           --           --           --           --           --          --
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 74.18     $ 103.57     $ 118.46     $ 126.28     $ 143.86     $ 142.98    $  79.43
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --           --           --           --           --           --          --
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   --           --     $ 114.75     $ 122.48     $ 134.04     $ 138.00    $  79.32
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --           --           --           --           --           --          --
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $114.85     $ 156.67     $ 182.19     $ 189.39     $ 218.37     $ 195.49    $ 120.62
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --           --           --           --           --           --          --
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Technology
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 57.00     $  89.23     $  93.02     $ 102.78     $ 109.51     $ 128.56    $  67.55
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --           --           --            8           10            8           5
------------------------------------------------------------------------------------------------------------------------------------
 Target 2015 Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   --           --           --           --     $ 108.53     $ 115.58    $  79.79
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --           --           --           --           --           --          --
------------------------------------------------------------------------------------------------------------------------------------
 Target 2025 Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   --           --           --           --     $ 109.49     $ 116.73    $  75.33
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --           --           --           --           --           --          --
------------------------------------------------------------------------------------------------------------------------------------
 Target 2035 Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   --           --           --           --     $ 110.38     $ 117.70    $  72.42
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --           --           --           --           --           --          --
------------------------------------------------------------------------------------------------------------------------------------
 Target 2045 Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   --           --           --           --     $ 111.17     $ 119.00    $  69.33
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --           --           --           --           --           --          --
------------------------------------------------------------------------------------------------------------------------------------



    Copyright 2009 AXA Equitable Life Insurance Company. All rights reserved.

         EQUI-VEST(R) is issued by and is a registered service mark of
                     AXA Equitable Life Insurance Company.

  Distributed by its affiliate AXA Advisors, LLC, 1290 Avenue of the Americas,
                               New York, NY 10104.

                      AXA Equitable Life Insurance Company
                 1290 Avenue of the Americas, New York, NY 10104
                                  212-554-1234